Events after the balance sheet date (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Summary of reallocation of net assets value

	Retained earnings US$m	Non-controlling interests US$m

Change in equity interest held by Rio Tinto	(490)	490

Equity issued to owners of non-controlling interests	(711)	711